Acquisitions - 2011 Acquisitions - Additional Information (Detail) (USD $)							1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Netherlands	Nov. 23, 2012 Netherlands	Jul. 31, 2011 Netherlands	Mar. 31, 2011 2011 Acquisitions [Member] Center	Dec. 31, 2011 2011 Acquisitions [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Netherlands Center	Mar. 31, 2011 2011 Acquisitions [Member] Minimum [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Minimum [Member] Netherlands	Mar. 31, 2011 2011 Acquisitions [Member] Maximum [Member]	Jul. 31, 2011 2011 Acquisitions [Member] Maximum [Member] Netherlands
Business Acquisition [Line Items]
Number of centers acquired							20		20
Cash consideration								$ 27,600,000	$ 29,900,000
Tangible assets acquired							2,200,000		9,400,000
Liabilities assumed							800,000	6,159,000	4,600,000
Goodwill acquired	997,344,000	947,371,000	887,895,000				23,400,000	62,917,000	39,500,000
Other intangible assets acquired							2,800,000		3,400,000
Intangible assets, useful life										5 years	4 years	9 years	10 years
Ownership interest acquired				63.00%	18.50%	63.00%			63.00%
Noncontrolling interest	18.50%			81.50%	18.50%				37.00%
Noncontrolling interest recorded					3,900,000	17,100,000		17,063,000	17,100,000
Deferred tax liabilities acquired									700,000
Acquisition related costs								1,100,000
Payments for prior year acquisitions								100,000
Revenues contributed from acquired businesses								28,000,000
Net income (loss) contributed from acquired businesses								$ (500,000)